Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following as of December 31, 2021 (Successor) and 2020 (Predecessor):

	Period Ended
	December 31, 2021 (Successor)	December 31, 2020 (Predecessor)	Estimated Useful Life
Machinery and equipment	$33,182	$25,214	5
Furniture and fixtures	180	812	2
Computer hardware	499	—	2
Computer software	305	—	2
Property and leasehold improvements	7,180	2,838	3 - 23
Construction in progress	2,859	576	n/a
Auto / transportation equipment	454	—	3

Total	44,659	29,440
Accumulated depreciation and amortization	(132)	(3,054)

Total	$44,527	$26,386